EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Schedule of Earnings Per Share
	December 31, 2015	December 31, 2014

Income from operations available to common stockholders (numerator)	$2,980,611	$1,398,255
Income available to common stockholders (numerator)	2,980,611	1,398,255
Weighted average number of common shares outstanding during the period used in earnings per share (denominator)	1,000	1,000